Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	106 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
Average Annual Return, Percent	24.27%	11.57%	14.42%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	24.66%	11.90%	14.73%
Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor Class
Average Annual Return, Percent	20.24%	11.52%	17.00%
Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Average Annual Return, Percent	20.58%	11.84%	17.31%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Average Annual Return, Percent	23.13%	14.14%	13.54%
Russell 3000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Total Return
Average Annual Return, Percent	32.22%	18.55%	17.10%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Average Annual Return, Percent	23.13%	14.14%	13.54%
Russell 3000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Total Return
Average Annual Return, Percent	32.22%	18.55%	17.10%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Average Annual Return, Percent	23.13%	14.14%	13.54%
Russell 3000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Total Return
Average Annual Return, Percent	32.22%	18.55%	17.10%
Russell 3000 Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Total Return
Average Annual Return, Percent	23.13%	14.14%	13.54%
Russell 3000 Growth Total Return [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Total Return
Average Annual Return, Percent	32.22%	18.55%	17.10%